CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Retained Earnings (Deficit) [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 517,711	$ 9,662	$ (368,302)	$ 159,071
Beginning Balance (shares) at Dec. 31, 2020	157,924,708
Public equity offerings, net of issuance costs	$ 58,389			58,389
Public equity offerings, net of issuance costs (shares)	10,060,398
Exercise of options	$ 8,745	(4,026)		4,719
Exercise of options (shares)	2,172,861
Share-based compensation		3,636		3,636
Expiry and forfeiture of options		(17)	17
Settlement of performance share units	$ 561	(2,924)		(2,363)
Settlement of performance share units (shares)	379,340
Earnings for the year			13,955	13,955
Ending Balance at Dec. 31, 2021	$ 585,406	6,331	(354,330)	$ 237,407
Ending Balance (shares) at Dec. 31, 2021	170,537,307			170,537,307
Public equity offerings, net of issuance costs	$ 43,116			$ 43,116
Public equity offerings, net of issuance costs (shares)	9,293,150
Issued on acquistion of mineral properties, net	$ 25,589			25,589
Issued on acquistion of mineral properties, net (shares)	8,577,380
Exercise of options	$ 2,377	(770)		1,607
Exercise of options (shares)	569,200
Issued and issuable for performance share units	$ 1,361	(3,259)		(1,898)
Issued and issuable for performance share units (shares)	1,014,999
Issued for deferred share units	$ 17	(17)
Issued for deferred share units (Shares)	3,527
Share-based compensation		3,878		3,878
Canceled options		(42)	42
Settlement of deferred share units		(6)		(6)
Earnings for the year			6,201	6,201
Ending Balance at Dec. 31, 2022	$ 657,866	$ 6,115	$ (348,087)	$ 315,894
Ending Balance (shares) at Dec. 31, 2022	189,995,563			189,995,563